Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	December 31,	December 31,
	2022	2021
Accounts payable	$20,459	$14,050
Accrued liabilities	3,122	2,962
Accrued financial costs	287	174
Other taxes	3,092	2,537
Total	$26,960	$19,723

Current	$26,634	$19,723
Non-current	326	-
Total	$26,960	$19,723